Accounts payable (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Summary of accounts payable

	December 31,
Description	2020	2019

Accounts payable – local currency	1,612,933	952,439
Accounts payable – foreign currency	948,794	424,411
	2,561,727	1,376,850

Current	2,238,668	1,376,850
Non-current	323,059	—